Other Accounts Payable - Schedule of Other Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Other Accounts Payable [Abstract]
Employees and payroll accruals	$ 675	$ 694
Accrued expenses	301	250
Other accounts payable	$ 976	$ 944